Fair Value Measurement - Schedule of Aggregate Fair Value of Financial Liabilities (Details) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning			$ 45,715,000	$ 45,715,000
Change in fair value	$ 1,900,000	$ 13	2,100,000	3,400,000
Balance as of ending					$ 45,715,000
SAFE Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning			45,362,000	45,362,000
Balance as of ending					45,362,000
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning			309,000	309,000
Balance as of ending					309,000
Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning			44,000	44,000
Balance as of ending					44,000
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning			45,715,000	45,715,000
Balance as of ending					45,715,000
Level 3 [Member] | SAFE Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning		4,086,000	45,362,000	45,362,000
Issuances		2,448,000		9,114,000	16,250,000
Change in fair value		134,000		328,000	9,376,000
Settlement		(6,668,000)		(50,718,000)
Balance as of ending				4,086,000	45,362,000
Level 3 [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning		171,000	309,000	309,000
Issuances
Change in fair value		(72,000)		12,000	61,000
Settlement				(150,000)
Balance as of ending		99,000		171,000	309,000
Level 3 [Member] | Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning		111,000	$ 44,000	44,000
Issuances				2,916,000	75,000
Change in fair value		21,000		(2,842,000)	(31,000)
Settlement				(7,000)
Balance as of ending		$ 132,000		$ 111,000	$ 44,000